Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

		Shares	Value
Investment companies: 97.93%
Affiliated master portfolios: 76.97%
Allspring C&B Large Cap Value Portfolio			$3,630,407
Allspring Core Bond Portfolio			8,150,939
Allspring Disciplined International Developed Markets Portfolio			2,865,992
Allspring Disciplined Large Cap Portfolio			8,018,547
Allspring Diversified Large Cap Growth Portfolio			7,562,463
Allspring Emerging Growth Portfolio			966,997
Allspring Factor Enhanced Emerging Markets Equity Portfolio			793,616
Allspring Factor Enhanced International Equity Portfolio			956,908
Allspring Large Company Value Portfolio			7,202,358
Allspring Managed Fixed Income Portfolio			27,960,114
Allspring Real Return Portfolio			4,297,408
Allspring Small Company Growth Portfolio			964,773
Allspring Small Company Value Portfolio			1,918,813
			75,289,335
Bond funds: 14.72%
Allspring Conservative Income Fund Class Institutional♠		1,458,945	14,399,791
Exchange-traded funds: 4.64%
iShares Core MSCI EAFE ETF		28,545	1,909,946
iShares iBoxx High Yield Corporate Bond ETF		34,996	2,634,499
			4,544,445
Stock funds: 1.60%
Allspring Emerging Markets Equity Fund Class R6♠		31,826	776,880
Allspring Emerging Markets Equity Income Fund Class R6♠		76,651	784,134
			1,561,014
Total investment companies (Cost $90,755,451)			95,794,585
Total investments in securities (Cost $90,755,451)	97.93%		95,794,585
Other assets and liabilities, net	2.07		2,026,821
Total net assets	100.00%		$97,821,406

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
See accompanying notes to portfolio of investments
Allspring Moderate Balanced Fund | 1

Portfolio of investments—August 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses) on affiliated Underlying Funds	Net change in unrealized gains (losses) on affiliated Underlying Funds	Value, end of period
Investment companies
Allspring Conservative Income Fund Institutional Class	$14,563,862	$179,237	$(372,770)	$(4,703)	$34,165	$14,399,791
Allspring Emerging Markets Equity Fund Class R6	792,641	10,805	(46,146)	3,112	16,468	776,880
Allspring Emerging Markets Equity Income Fund Class R6	784,154	24,736	(37,743)	1,228	11,759	784,134
				$(363)	$62,392	$15,960,805

	Shares, end of period	Dividends from affiliated Underlying Funds
Investment companies
Allspring Conservative Income Fund Institutional Class	1,458,945	$181,031
Allspring Emerging Markets Equity Fund Class R6	31,826	0
Allspring Emerging Markets Equity Income Fund Class R6	76,651	8,057
		$189,088
See accompanying notes to portfolio of investments
2 | Allspring Moderate Balanced Fund

Portfolio of investments—August 31, 2023 (unaudited)

Transactions with the affiliated Master Portfolios were as follows:
	% of ownership, beginning of period	% of ownership, end of period	Net realized gains (losses) on investments allocated from affiliated Master Portfolios	Net change in unrealized gains (losses) on investments allocated from affiliated Master Portfolios	Interest allocated from affiliated Master Portfolios	Dividends allocated from affiliated Master Portfolios	Affiliated Income Allocated from affiliated Master Portfolios	Value, end of period
Allspring C&B Large Cap Value Portfolio	1.41%	1.35%	$98,124	$218,050	$1	$22,782	$1,372	$3,630,407
Allspring Core Bond Portfolio	0.18	0.18	(133,670)	4,703	85,155	0	3,380	8,150,939
Allspring Disciplined International Developed Markets Portfolio	2.18	2.19	17,187	82,116	56	14,359	860	2,865,992
Allspring Disciplined Large Cap Portfolio	3.75	3.70	234,380	469,678	142	30,157	1,494	8,018,547
Allspring Diversified Large Cap Growth Portfolio	4.40	4.37	251,195	433,146	27	16,827	859	7,562,463
Allspring Emerging Growth Portfolio	0.29	0.29	(23,396)	54,698	5	318	301	966,997
Allspring Factor Enhanced Emerging Markets Equity Portfolio	0.77	0.75	(7,317)	21,640	26	10,726	161	793,616
Allspring Factor Enhanced International Equity Portfolio	0.22	0.22	2,453	36,535	78	5,278	334	956,908
Allspring Large Company Value Portfolio	4.05	4.06	208,939	286,764	269	39,869	1,697	7,202,358
Allspring Managed Fixed Income Portfolio	7.84	7.88	(100,717)	(235,438)	272,684	0	4,071	27,960,114
Allspring Real Return Portfolio	2.03	1.96	(6,148)	(18,984)	48,498	3,991	674	4,297,408
Allspring Small Company Growth Portfolio	0.13	0.12	14,294	69,291	0	930	356	964,773
Allspring Small Company Value Portfolio	0.38	0.35	24,708	192,763	1	9,976	220	1,918,813
			$580,032	$1,614,962	$406,942	$155,213	$15,779	$75,289,335
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
TOPIX Index	16	9-7-2023	$2,429,071	$2,562,837	$133,766	$0
S&P/TSX 60 Index	16	9-14-2023	2,846,768	2,880,047	33,279	0
E-Mini NASDAQ 100 Index	13	9-15-2023	3,831,753	4,040,010	208,257	0
E-Mini Russell 1000 Growth Index	14	9-15-2023	1,894,957	1,988,840	93,883	0
E-Mini S&P 500 Index	6	9-15-2023	1,358,742	1,354,800	0	(3,942)
Japanese Yen Futures	40	9-18-2023	3,635,542	3,446,000	0	(189,542)
Mexican Peso Futures	68	9-18-2023	1,930,761	1,997,500	66,739	0
10-Year Euro BUND Index	18	12-7-2023	2,586,601	2,588,713	2,112	0
10-Year U.S. Treasury Notes	44	12-19-2023	4,842,868	4,885,375	42,507	0
Long Gilt Futures	61	12-27-2023	7,310,318	7,385,149	74,831	0
Short
DAX Index	(7)	9-15-2023	(3,048,446)	(3,035,992)	12,454	0
E-Mini Russell 1000 Value Index	(23)	9-15-2023	(1,759,177)	(1,796,760)	0	(37,583)
Euro STOXX 50 Index	(51)	9-15-2023	(2,404,174)	(2,385,170)	19,004	0
MSCI Emerging Markets Index	(59)	9-15-2023	(2,918,557)	(2,888,935)	29,622	0
British Pound Futures	(37)	9-18-2023	(2,917,613)	(2,928,781)	0	(11,168)
See accompanying notes to portfolio of investments
Allspring Moderate Balanced Fund | 3

Portfolio of investments—August 31, 2023 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short (continued)
2-Year Euro SCHATZ	(98)	12-7-2023	$(11,203,472)	$(11,208,975)	$0	$(5,503)
Ultra 10-Year U.S. Treasury Notes	(60)	12-19-2023	(6,885,776)	(6,966,562)	0	(80,786)
					$716,454	$(328,524)
See accompanying notes to portfolio of investments
4 | Allspring Moderate Balanced Fund

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
The Fund is a fund-of-funds that invests in various affiliated mutual funds employing a multi-asset, multi-style investment approach designed to reduce the price and return volatility of the Fund and to provide more consistent returns. The Fund may also invest directly in securities. Investments in affiliated mutual funds may also include investments in one or more separate diversified portfolios (collectively, the “affiliated Master Portfolios”) of Allspring Master Trust, a registered open-end management investment company. Each affiliated Master Portfolio directly acquires portfolio securities and the Fund acquires an indirect interest in those securities.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Funds may deviate from this calculation time under unusual or unexpected circumstances.
Investments in the affiliated Master Portfolios are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments in underlying mutual funds (other than those listed on a foreign or domestic exchange or market) are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates, security values and foreign exchange rates and is subject to interest rate risk, equity price risk and foreign currency risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
Allspring Moderate Balanced Fund | 5

Notes to portfolio of investments—August 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Investment companies	$20,505,250	$0	$0	$20,505,250
Investments measured at net asset value*				75,289,335
	20,505,250	0	0	95,794,585
Futures contracts	716,454	0	0	716,454
Total assets	$21,221,704	$0	$0	$96,511,039
Liabilities
Futures contracts	$328,524	$0	$0	$328,524
Total liabilities	$328,524	$0	$0	$328,524

*
Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of
Assets and Liabilities. The Fund’s investments in the affiliated Master Portfolios are valued at $75,289,335. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following each Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $1,822,937 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Fund did not have any transfers into/out of Level 3.
The investment objective of each affiliated Master Portfolio is as follows:
Affiliated Master Portfolio	Investment objective
Allspring C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Allspring Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Allspring Disciplined International Developed Markets Portfolio	Seeks long-term capital appreciation
Allspring Disciplined Large Cap Portfolio	Seeks long-term capital appreciation
Allspring Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Allspring Emerging Growth Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced Emerging Markets Equity Portfolio	Seeks long-term capital appreciation
Allspring Factor Enhanced International Equity Portfolio	Seeks long-term capital appreciation
Allspring Large Company Value Portfolio	Seeks long-term capital appreciation
Allspring Managed Fixed Income Portfolio	Seeks consistent fixed-income returns
Allspring Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Allspring Small Company Growth Portfolio	Seeks long-term capital appreciation
Allspring Small Company Value Portfolio	Seeks long-term capital appreciation
6 | Allspring Moderate Balanced Fund